SUBSEQUENT EVENTS (Details) - CAD ($) $ / shares in Units, $ in Thousands				2 Months Ended	12 Months Ended
	Mar. 14, 2025	Feb. 14, 2025	Feb. 04, 2025	Feb. 26, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 12, 2018
Distributions to stapled unitholders
Repurchase price (in cad per unit)					$ 68.64	$ 68.73
Units repurchased by entity					$ 45,800	$ 27,000
Principal issued and outstanding					3,089,443	3,074,685
Repayments of borrowings					823,798	0
Term Loan Due December 11 2026
Distributions to stapled unitholders
Principal issued and outstanding					$ 300,000	$ 300,000	$ 300,000
Major ordinary share transactions
Distributions to stapled unitholders
Distributions declared		$ 17,600
Distributions declared (in dollars per share)	$ 0.2833	$ 0.2833
Units repurchased in units				459,100
Repurchase price (in cad per unit)				$ 68.75
Units repurchased by entity				$ 31,600
Entering into significant commitments | Unsecured Debentures Due December 11 2026
Distributions to stapled unitholders
Principal issued and outstanding			$ 300,000
Entering into significant commitments | Unsecured Debentures Due December 11 2026 | COBRA
Distributions to stapled unitholders
Borrowings, adjustment to interest rate basis			0.77%
Entering into significant commitments | Term Loan Due December 11 2026
Distributions to stapled unitholders
Repayments of borrowings			$ 300,000